Remeasurement items affecting operating profit - Remeasurement Items (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Remeasurement items
Impairment loss	R 21,836	R 76,035	R 37,298
Reversal of impairment loss	(1,178)	(1,149)	(3,649)
(Profit)/loss on disposals	(1,311)	480	(650)
Write-off of unsuccessful exploration wells	298	48	899
Remeasurement items per income statement	19,645	75,414	33,898
Tax impact	(4,761)	(18,361)	(8,951)
Tax impact of impairment of assets	(4,715)	(18,157)	(9,831)
Tax impact of reversal of impairment of assets	2		854
Tax impact of (loss)/profit on disposals and scrapping	(47)	(204)	26
Tax impact of write-off of unsuccessful exploration wells	(1)
Non-controlling interest effect	(665)	(1,262)	8
Effect of remeasurement items for equity accounted investments	5	(7)	23
Total remeasurement items for the Group, net of tax	14,224	55,784	24,978
Property, plant and equipment
Remeasurement items
Impairment loss	21,269	75,112	36,496
Reversal of impairment loss	(1,029)	(1,149)	(3,649)
Property plant and equipment disposed by sale
Remeasurement items
(Profit)/loss on disposals	(47)	(127)	(500)
Property plant and equipment scrapped
Remeasurement items
(Profit)/loss on disposals	104	765	363
Right of use assets
Remeasurement items
Impairment loss	532	166	546
Reversal of impairment loss	(149)
Other intangible assets and goodwill
Remeasurement items
Impairment loss	35	757	256
Other intangible assets
Remeasurement items
(Profit)/loss on disposals			3
Other assets
Remeasurement items
(Profit)/loss on disposals	(23)	(8)
Businesses disposed of
Remeasurement items
(Profit)/loss on disposals	(1,345)	R (150)	R (516)
Gain on remeasurement of contingent consideration from Uzbekistan GTL LLC disposal	R (1,428)